Goodwill and Intangible Assets Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill And Intangible Assets [Line Items]
Amortization of intangible assets	$ (25,919)	$ (26,593)	$ (27,486)
Goodwill [Member]
Goodwill And Intangible Assets [Line Items]
Balance at January 1	456,380	456,380
Balance at December 31	456,380	456,380	456,380
Definite Lived Intangible Assets [Member]
Goodwill And Intangible Assets [Line Items]
Balance at January 1	125,661	152,254
Amortization of intangible assets	(25,919)	(26,593)
Balance at December 31	99,742	125,661	152,254
Indefinite Lived Intangible Assets [Member]
Goodwill And Intangible Assets [Line Items]
Balance at January 1	7,350	7,350
Balance at December 31	7,350	7,350	7,350
Total intangible assets [Member]
Goodwill And Intangible Assets [Line Items]
Balance at January 1	133,011	159,604
Amortization of intangible assets	(25,919)	(26,593)
Balance at December 31	$ 107,092	$ 133,011	$ 159,604